Details of Cash From Operating Activities - Components of Cash, Cash Equivalents and Restricted Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Cash and Cash Equivalents [Abstract]
Cash	$ 960	$ 750
Bank term deposits and bankers' acceptances	652	497
Cash, cash equivalents and restricted cash equivalents	$ 1,612	$ 1,247	$ 1,198